Putnam
High Income
Convertible and
Bond Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Since the price of a convertible bond generally moves in the opposite direction as its yield, a decline in a bond's price frequently provides the occasion to lock in above-market income. Besides securing higher current income, this strategy also provides potential opportunity for capital appreciation when and if the bond's price recovers. Putnam High Income Convertible and Bond Fund's managers used this approach to advantage during the fiscal year ended August 31, 1999, as concerns over such issues as inflation, global recession, and Y2K drove securities prices lower. In the following report they review the fund's fiscal 1999 performance and offer their insights into prospects for the year ahead.

I am pleased to announce the appointment of Kevin J. Rogers to your fund's management team. Before joining Putnam in 1998, Kevin was with INVESCO and Fidelity Investments. He has 11 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 20, 1999


Report from the Fund Managers

Forrest N. Fontana
Kevin Rogers

After months of sagging prices, the small-company convertible market has rebounded, rewarding patient investors in the process. Putnam High Income Convertible and Bond Fund's positive performance over the 12 months ended August 31, 1999, reflects the success of its securities selection strategy early in the period, when the convertibles of many high-quality companies were selling at significant discounts. However, overall performance was held back by the relatively lackluster returns of the fund's high-yield bond holdings.

Total return for 12 months ended 8/31/99

          Net asset value               Market price
----------------------------------------------------------------
              6.01%                         9.93%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.


* MARKET VOLATILITY YIELDS OPPORTUNITIES

Your fund seeks a high level of current income by investing in the convertible bonds of companies whose stocks have fallen a great deal. When a company's stock falls, its convertible bonds tend to decline as well, although to a lesser extent. Since falling bond prices typically translate into higher yields, we view each episode of market volatility as an opportunity to secure high current income for the fund.

As the fiscal year began, a number of events conspired to produce an unusual buying opportunity in the convertible market. Perhaps most significant was the slump in the prices of technology companies. In the summer of 1998, declining currencies and economic turmoil in Asia prompted many investors to sell shares in technology companies that have direct ties to the region. Investors were also concerned about the Y2K bug, which they feared would slow business spending on new software until the new millennium. This low point in investor sentiment coincided with a cyclical downturn in the industry, epitomized by rapidly falling semiconductor prices. During this period it was not uncommon to find convertible issues of high-quality technology companies selling at $0.50 on the dollar with yields in excess of 10%. We took advantage of this opportunity to upgrade the portfolio and increased our holdings in names that possessed clean balance sheets and healthy cash flows, including Lam Research, Credence Systems, and Kent Electronics.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION (8/31/99)*

Convertible
securities              59.9%

Corporate
high-yield bonds        33.7%

Other                    2.9%

Preferred stocks         2.6%

Common stocks,
including warrants       0.9%

Footnote reads:
*Based on total market value of investments. Composition will vary over time.


Another area of opportunity was the energy sector. By the end of 1998 the price of oil had fallen 60% from a high of roughly $25 a barrel in early 1997. OPEC was having trouble restricting supply among its members, the Asian financial crisis was threatening to leech demand from the global commodity market, and an unseasonably warm winter in the United States made matters worse. To take advantage of the opportunity, we more than tripled our investment in Pride International, an oil-service and drilling company. While this holding, as well as others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* CONVERTIBLE RALLY A BONUS

Capital appreciation is not your fund's primary objective. However, when convertible securities began to rally in the spring of 1999, the fund was prepared to make the most of it. Technology issues, which make up roughly 20% of the convertible market, were the primary contributors to performance during the period. The Asian situation appeared to stabilize, Y2K proved to be less of an issue than feared, and semiconductor prices began to rebound off their 1998 lows. Many of the convertible issues we purchased at $0.50 and $0.75 on the dollar rebounded sharply during this time. At the same time, OPEC managed to restrict supply, resulting in a 100% increase in the price of oil and a boost to the fund's energy-related convertibles.

Convertibles were also aided during the period by a general recovery in small-company fundamentals. Small companies are the primary issuers of convertible securities. After a prolonged downturn, in which a handful of the largest U.S. companies delivered the bulk of the market's earnings gains, small caps began to meet earnings expectations and rally in the second calendar quarter of 1999. Examples of small-company convertibles that made a positive contribution to performance during the period include Weatherford International, HNC Software, and BEA Systems. These holdings were later sold to lock in gains.

* HIGH-YIELD BONDS STRUGGLE

In contrast to the fund's convertible securities, the high-yield corporate bond portion of the portfolio detracted from the fund's overall performance during the year. The year began in the midst of a bear market for high-yield bonds. The flight to high-quality securities in the summer of 1998 made for the most severe sell-off in this sector since 1990. Performance improved in early 1999 as the Asian financial crisis subsided along with the risk of a global economic slowdown. The telecommunications and energy sectors recovered, and the bonds of financial and chemical companies also performed well due to consolidation activity and a general rebound in economically sensitive issues. However, as spring turned to summer, rising interest rates, an increase in defaults, and Y2K concerns pushed bond prices lower.

The portfolio was well positioned to weather the weakness in the market. In late 1998, we sold bonds with poor fundamentals and bought higher-quality bonds that were selling at discounts, upgrading the portfolio in the process. Our strategy throughout the period was to remain broadly diversified in more than 50 segments of the market, increasing concentrations only when extremely undervalued situations presented themselves. In our opinion, the current performance headwinds are temporary and therefore represent potential buying opportunities. Even the rise in default rates, although disappointing, may be an anomaly. Historically, defaults for high-yield issuers occur most frequently in the second year following issuance, and 1997 was a banner year for new high-yield issues, nearly doubling the size of the market.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

National Semiconductor Corp.,
cv. sub.  deb. 6.5%, 2002
Semiconductors

Evi, Inc., cv. cum. pfd.  $2.50
Engineering

OHM Corp., cv. sub. deb 8%, 2006
Environmental control

Stone Container Corp.,
cv. sub. deb 6.75%, 2007
Paper and forest products

Malan Realty Investors,
cv. sub. notes 9.50%, 2004
Real estate investment trust


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD HOLDINGS*

Benedek Communications Corp.,
stepped-coupon zero %, 2006
Broadcasting

Weirton Steel Corp. senior notes
10.75%, 2005
Metals and mining

Global Crossing Holdings, Ltd.
9.625%, 2008
Telecommunications

International Cabletel, Inc.
stepped-coupon zero %, Ser B, 2006
Telecommunications

ICG Services, Inc. senior discount
notes, stepped-coupon zero %, 2008
Telecommunications

Footnote reads:
These combined holdings represent 10.2% of the fund's net assets as of 8/31/99. Portfolio holdings will vary over time.


* OPPORTUNITIES FOR INCOME AND GROWTH

Despite the appreciation in the convertible market thus far, in our view, convertible securities remain attractive from a valuation standpoint, with opportunities for both income and growth. We continue to take a company-by-company approach to portfolio selection with an emphasis on diversification. Although the convertible market traditionally has been dominated by a handful of sectors including technology and energy, we have sought to increase the fund's exposure, where prudent, in other areas of the market, such as telecommunications and finance. Similarly, in the high-yield segment of the portfolio, we continue to emphasize overall diversification while seeking to take advantage of undervalued situations. With the convertible and high-yield markets far from fair value, in our opinion, we believe the portfolio is well positioned for the coming months.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.


TOTAL RETURN FOR PERIODS ENDED 8/31/99

                                          Merrill Lynch    First Boston
                                Market   All Convertible    High-Yield
                        NAV     price        Index*         Bond Index
-------------------------------------------------------------------------
1 year                 6.01%    9.93%        28.95%            4.74%
-------------------------------------------------------------------------
5 years               51.58    49.09         96.65            52.96
Annual average         8.67     8.31         14.49             8.87
-------------------------------------------------------------------------
10 years             193.84   228.03        230.67           167.77
Annual average        11.38    12.61         12.71            10.35
-------------------------------------------------------------------------
Life of fund         230.13   224.84            --           224.28
(since 7/9/87)
Annual average        10.33    10.18            --            10.22
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

*Index began on 12/31/97.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/99

---------------------------------------------------------------------------
Distributions (common shares)
---------------------------------------------------------------------------
Number                                    12
---------------------------------------------------------------------------
Income                                $0.8108
---------------------------------------------------------------------------
Capital gains
  Long-term                            0.1408
---------------------------------------------------------------------------
  Short-term                           0.0407
---------------------------------------------------------------------------
  Total                               $0.9923
---------------------------------------------------------------------------
Share value                     NAV              Market price
---------------------------------------------------------------------------
8/31/98                        $8.82                $8.937
---------------------------------------------------------------------------
8/31/99                         8.32                 8.813
---------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------
Current dividend rate1         10.24%                 9.67%
---------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                                              Market
                             NAV              price
---------------------------------------------------------------------------
1 year                       7.71%           -11.80%
---------------------------------------------------------------------------
5 years                     50.21             39.04
Annual average               8.48              6.81
---------------------------------------------------------------------------
10 years                   195.45            207.45
Annual average              11.44             11.89
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended August 31, 1999

To the Trustees and Shareholders of
Putnam High Income Convertible and Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Income Convertible and Bond Fund at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which requires that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1999




The fund's portfolio
August 31, 1999

CONVERTIBLE BONDS AND NOTES (45.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Aerospace and Defense (1.2%)
--------------------------------------------------------------------------------------------------------------------------
         $1,500,000  Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                 $    1,033,125
            500,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   375,000
                                                                                                            --------------
                                                                                                                 1,408,125

Automotive (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                710,937
          1,250,000  Mark IV Industries, Inc. cv. sub. notes 4 3/4s, 2004                                        1,084,375
          1,500,000  Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                                  1,222,500
                                                                                                            --------------
                                                                                                                 3,017,812

Business Equipment and Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                960,000

Computers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                     478,125

Computer Equipment (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,750,000  Quantum Corp. cv. sub. 7s, 2004                                                             1,561,873
          2,000,000  Western Digital Corp. cv. sub. deb. zero %, 2018                                              312,500
                                                                                                            --------------
                                                                                                                 1,874,373

Computer Services (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                           1,142,500
          1,500,000  Data General Corp. 144A cv. sub. notes 6s, 2004                                             1,466,250
          1,000,000  Silicon Graphics Corp. cv. sr. notes 5 1/4s, 2004                                             790,000
          1,500,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      624,375
                                                                                                            --------------
                                                                                                                 4,023,125

Computer Software (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Arbor Software Corp. cv. sub. notes 4 1/2s, 2005                                              871,875
          3,500,000  Network Associates, Inc. cv. sub deb. zero %, 2018                                          1,063,125
            750,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                     661,875
                                                                                                            --------------
                                                                                                                 2,596,875

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)                                           216,000
            750,000  SportsLine USA, Inc. cv. sub. notes 5s, 2006                                                  470,625
                                                                                                            --------------
                                                                                                                   686,625

Electronics (3.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Cirrus Logic, Inc. cv. sub notes 6s, 2003                                                   1,111,875
          2,000,000  HMT Technology Corp. cv. sub. notes 5 3/4s, 2004                                              767,500
          1,400,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                          1,104,250
          1,250,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                      1,118,750
                                                                                                            --------------
                                                                                                                 4,102,375

Entertainment (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Rogers Communications cv. deb. 2s, 2005 (Canada)                                            1,582,500

Environmental Control (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  OHM Corp. cv. sub. deb. 8s, 2006                                                            1,882,500
          1,300,000  Weston (Roy F.), Inc. cv. deb. 7s, 2002                                                     1,200,875
                                                                                                            --------------
                                                                                                                 3,083,375

Food (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Chiquita Brands International, Inc. cv. sub. deb. 7s, 2001                                    943,750

Medical Supplies and Devices (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Omnicare, Inc. cv. bonds 5s, 2007                                                             673,750
          1,000,000  Thermo Instrument Systems, Inc. cv. company guaranty
                       Ser. RG, 4s, 2005                                                                           802,500
                                                                                                            --------------
                                                                                                                 1,476,250

Metals and Mining (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Homestake Mining Co. 144A cv. sub. 5 1/2s, 2000                                               975,000
            500,000  Inco Ltd. cv. deb. 7 3/4s, 2016                                                               450,625
            600,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        603,750
                                                                                                            --------------
                                                                                                                 2,029,375

Oil and Gas (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Pride International, Inc. cv. sub. deb. zero %, 2018                                          657,500

Paper and Forest Products (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                            1,850,000

Pharmaceuticals (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Duramed Pharmaceuticals, Inc. cv. sub. notes 3 1/2s, 2002                                   1,535,000
            750,000  Sepracor, Inc. 144A cv. notes 7s, 2005                                                        700,312
                                                                                                            --------------
                                                                                                                 2,235,312

REITs (Real Estate Investment Trust) (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,750,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                          1,677,813

Restaurants (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                             330,000

Retail (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Amazon.com Inc. cv. sub. deb. 4 3/4s, 2009                                                    470,000
          1,500,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                          1,258,125
          1,100,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                           1,094,500
          1,250,000  Sunglass Hut International, Inc. cv. sub. notes 5 1/4s, 2003                                1,003,125
                                                                                                            --------------
                                                                                                                 3,825,750

Semiconductors (6.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Advanced Micro Devices, Inc. cv. sub. notes 6s, 2005                                        1,173,750
          1,350,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                          1,258,875
          1,500,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                              1,400,625
          1,700,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                  1,661,750
          2,000,000  National Semiconductor Corp. cv. sub. deb. 6 1/2s, 2002                                     1,937,500
                                                                                                            --------------
                                                                                                                 7,432,500

Supermarkets (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                         1,260,000

Telecommunications (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Aspect Telecommunications Corp. cv. sub. deb. zero %, 2018                                    218,750
          1,000,000  World Access, Inc. cv. sub. notes 4 1/2s, 2002                                                681,250
            500,000  World Access, Inc. 144A cv. sub. notes 4 1/2s, 2002                                           340,625
                                                                                                            --------------
                                                                                                                 1,240,625

Textiles (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Dixie Group, Inc. (The) cv. deb. 7s, 2012                                                     102,700

Tobacco (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,300,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                        1,339,750

Wireless Communications (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,250,000  Cellstar Corp. cv. sub notes 5s, 2002                                                         817,186
          1,500,000  Telxon Corp. cv. sub. notes 5 3/4s, 2003                                                    1,035,000
                                                                                                            --------------
                                                                                                                 1,852,186
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $55,251,807)                                   $   52,066,821

CORPORATE BONDS AND NOTES (33.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.2%)
--------------------------------------------------------------------------------------------------------------------------
         $   90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       94,050
             75,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            73,875
            100,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                       100,000
                                                                                                            --------------
                                                                                                                   267,925

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  44,000
             60,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                          52,800
            130,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              122,525
             70,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 71,050
             70,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             65,275
            210,000  Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                                  212,100
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       49,125
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         102,768
                                                                                                            --------------
                                                                                                                   719,643

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            409,514  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   378,800

Airlines (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                  73,000
             80,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       52,800
            140,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     119,000
             70,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             59,850
            180,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            115,200
                                                                                                            --------------
                                                                                                                   419,850

Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Fruit of the Loom company guaranty 8 7/8s, 2006                                                58,500
             70,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   70,350
                                                                                                            --------------
                                                                                                                   128,850

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                              76,000
            180,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                        163,857
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         68,950
            190,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       184,775
            250,000  Oxford Automotive, Inc. company guaranty Ser. D,
                       10 1/8s, 2007                                                                               235,000
             15,000  San Luis Corp. SA sr. notes 8 7/8s, 2008 (Mexico)                                              12,150
             60,000  Transportation Manufacturing Operations Inc.
                       144A company guaranty 11 1/4s, 2009                                                          59,400
                                                                                                            --------------
                                                                                                                   800,132

Automotive Parts (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            262,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         267,240
             90,000  Hayes Lemmerz International, Inc. company guaranty
                       Ser. B, 8 1/4s, 2008                                                                         83,250
             50,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         49,625
            180,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    144,000
                                                                                                            --------------
                                                                                                                   544,115

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           75,375
            100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         99,590
             80,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         79,010
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           16,250
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     78,500
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      44,500
             75,000  Provident Capital Trust company guaranty 8.6s, 2026                                            71,019
             45,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    41,675
             65,000  Sovereign Capital Trust company guaranty 9s, 2027                                              62,091
             55,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 52,816
                                                                                                            --------------
                                                                                                                   620,826

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                                82,500
             90,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                   43,200
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       27,600
                                                                                                            --------------
                                                                                                                   153,300

Broadcasting (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                115,200
            600,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        508,500
            215,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        180,600
            215,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              217,150
             75,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                       42,750
             90,220  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                        93,829
             10,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                        9,975
            125,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             117,188
            270,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               273,375
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         77,400
            250,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     256,875
            250,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     286,875
             30,000  Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                                    29,700
            110,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      113,300
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                   39,000
             35,000  TV Azteca Holdings S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               26,425
             25,000  TV Azteca Holdings S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004
                       (Mexico)                                                                                     19,625
                                                                                                            --------------
                                                                                                                 2,407,767

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                30,250
            160,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   147,200
            190,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                        95,000
             60,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                  58,350
             80,000  Toll Corp. company guaranty 8 1/8s, 2009                                                       75,800
                                                                                                            --------------
                                                                                                                   406,600

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2009                                        29,175
             90,000  Building Materials Corp. company guaranty 8s, 2008                                             82,350
            150,000  Consumers International 144A sr. notes 10 1/4s,
                       2005 (Canada)                                                                               149,250
                                                                                                            --------------
                                                                                                                   260,775

Business Equipment and Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Corporate Express Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                        121,050
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             103,675
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   48,500
            320,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        187,200
                                                                                                            --------------
                                                                                                                   460,425

Cable Television (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              115,500
            149,530  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                    150,277
             80,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                           71,900
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (STP) (PIK) (NON)                                0
            180,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           173,250
            230,000  Charter Communications Holdings LLC 144A sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           139,150
            200,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                                193,500
            120,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                 124,200
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           27,383
            140,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00),
                       2005 (United Kingdom) (STP)                                                                 126,000
            215,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      168,775
             95,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                                95,713
             20,000  TeleWest Communications PLC 144A sr. notes
                       11 1/4s, 2008 (United Kingdom)                                                               22,200
            110,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero % (9 1/4s, 4/15/04),
                       2009 (United Kingdom) (STP)                                                                  67,238
            120,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                68,700
                                                                                                            --------------
                                                                                                                 1,543,786

Cellular Communications (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                   176,000
            391,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           164,220
            105,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default)
                       (United Kingdom) (NON)                                                                       13,650
            100,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           105,500
            160,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                            92,000
            325,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                       2006 (Luxembourg) (STP)                                                                     241,312
            190,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                               211,375
            330,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                       165,000
             50,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                         36,625
             70,000  Nextel Partners Inc. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 2/1/04), 2009 (STP)                                                             40,950
             30,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 30,300
                                                                                                            --------------
                                                                                                                 1,276,932

Chemicals (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                     65,100
             30,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                28,200
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 8.873s, 2007                                            81,450
            240,000  Huntsman ICI Chemicals Inc. 144A sr. sub. notes 10 1/8s, 2009                                 235,800
            100,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                       101,000
            300,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    300,000
             50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                    53,125
            100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       74,000
            134,108  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         24,139
             80,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                                 76,000
            100,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                     96,750
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        18,750
                                                                                                            --------------
                                                                                                                 1,154,314

Computer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               35,525
            351,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                         72,833
            240,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          264,600
             60,000  Verio Inc. sr. notes 11 1/4s, 2008                                                             60,900
             40,000  Verio Inc. sr. notes 10 3/8s, 2005                                                             39,800
                                                                                                            --------------
                                                                                                                   473,658

Computer Software (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Interact Systems, Inc. 144A 14s, 2003                                                          39,600
            120,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          121,800
            130,000  PSINet, Inc. 144A sr. notes 11s, 2009                                                         128,375
             55,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                       52,800
                                                                                                            --------------
                                                                                                                   342,575

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     112,800
            170,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                     62,900
                                                                                                            --------------
                                                                                                                   175,700

Consumer Durable Goods (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                    69,075
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                              8,000
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   23,400
            300,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  259,500
             50,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         49,250
                                                                                                            --------------
                                                                                                                   409,225

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            256,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                274,560
             40,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %,
                       (13 5/8s, 6/30/00), 2005 (STP)                                                               36,000
                                                                                                            --------------
                                                                                                                   310,560

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                 29,100
             40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        39,650
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    55,950
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               227,500
                                                                                                            --------------
                                                                                                                   352,200

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 37,800
             40,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           38,000
            420,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                          388,163
            150,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                           169,869
             60,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      59,611
            193,946  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          195,876
            350,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                189,000
            150,000  York Power Funding 144A company guaranty 12s,
                       2007 (Cayman Islands)                                                                       148,500
                                                                                                            --------------
                                                                                                                 1,226,819

Electronics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                                36,925
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              76,000
             85,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             83,300
             20,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            16,200
            180,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                    177,300
             50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    51,125
            105,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                    91,088
             25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   21,750
                                                                                                            --------------
                                                                                                                   553,688

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  ITT Corp. notes 6 3/4s, 2005                                                                  172,433
            190,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    182,875
             80,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 76,800
             80,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                                        75,800
            100,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                              46,000
                                                                                                            --------------
                                                                                                                   553,908

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Allied Waste Industries, Inc. 144A sr. sub. notes 10s, 2009                                   336,000
            260,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                                234,000
                                                                                                            --------------
                                                                                                                   570,000

Financial Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            165,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  124,987
            250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                231,802
             50,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           43,000
             70,000  Capital One Financial Corp. notes 7 1/8s, 2008                                                 64,329
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          91,578
            120,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    41,400
            110,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    37,400
             90,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                    32,400
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   59,500
            415,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 03/01/03), 2008 (STP)                                                             142,138
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                60,000
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        35,944
             40,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         24,800
            140,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                                148,400
             20,000  RBF Finance Co. company guaranty 11s, 2006                                                     20,650
                                                                                                            --------------
                                                                                                                 1,158,328

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         24,938
            120,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  119,700
             20,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                                 20,150
             30,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       22,650
            160,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                          108,800
            114,000  Triarc Consumer Products, Inc. 144A sr. sub. notes 10 1/4s, 2009                              110,580
             80,000  Vlassic Foods Intl. Inc. 144A sr. sub. notes 10 1/4s, 2009                                     72,800
                                                                                                            --------------
                                                                                                                   479,618

Gaming (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Argosy Gaming Co. 144A sr. sub. notes 10 3/4s, 2009                                           102,500
            110,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 108,350
             20,000  Circus Circus Enterprises, Inc. deb. 7s, 2036                                                  17,546
             50,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          44,070
            190,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                       2004 (In default) (NON)                                                                     102,125
             50,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                      46,990
            150,000  Hollywood Casino Corp. 144A sec. notes 11 1/4s, 2007                                          150,750
             60,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                     58,050
            120,000  Horseshoe Gaming Holdings 144A sr. sub. notes 8 5/8s, 2009                                    115,200
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                    66,000
            100,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                       98,000
             80,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                           75,200
            175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default)                                         78,313
             60,000  Riviera Black Hawk 144A 1st mtge. 13s, 2005                                                    63,000
            190,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            161,500
            210,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            212,642
                                                                                                            --------------
                                                                                                                 1,500,236

Health Care (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 26,850
             90,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               78,233
            235,000  Conmed Corp. company guaranty 9s, 2008                                                        220,900
            110,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      98,450
             90,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           27,000
             60,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                           18,000
            160,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                                 8,000
            255,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  127,500
            140,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                111,825
             55,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 24,750
            100,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                  98,500
             80,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                          73,600
                                                                                                            --------------
                                                                                                                   913,608

Hospital Management and Medical Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                         69,825

Lodging (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            69,600
            220,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    196,900
             40,000  Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                              37,600
            125,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               121,250
                                                                                                            --------------
                                                                                                                   425,350

Manufacturing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Blount Inc. 144A sr. sub. notes 13s, 2009                                                     154,875

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             21,000
             80,000  Mediq, Inc. company guaranty 11s, 2008                                                         62,400
             90,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                               34,200
                                                                                                            --------------
                                                                                                                   117,600

Metals and Mining (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s,
                       2007 (In default) (NON)                                                                      36,800
             85,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           56,950
            120,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         98,400
            120,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     118,800
            500,000  Weirton Steel Corp. sr. notes 10 3/4s, 2005                                                   480,000
                                                                                                            --------------
                                                                                                                   790,950

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                            92,950
             70,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008                                                 58,100
            115,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                             34,500
                                                                                                            --------------
                                                                                                                   185,550

Nursing Homes (--%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  AP Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                       2007 (In default) (NON)                                                                      18,000
             60,000  Sun Healthcare144A sr. sub. notes 9 3/8s, 2008 (In default) (NON)                               7,200
                                                                                                            --------------
                                                                                                                    25,200

Oil and Gas (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                   92,700
             95,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    57,000
            180,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                               167,328
             40,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               41,000
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                    68,408
             80,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                         78,400
             40,000  Leviathan Gas Corp.144A sr. sub. notes 10 3/8s, 2009                                           40,600
             80,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                       80,400
            100,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                       97,500
             90,000  R & B Falcon Corp. sr. notes 12 1/4s, 2006                                                     94,950
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        29,850
             60,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           24,000
            160,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                  158,000
            160,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                                 163,200
                                                                                                            --------------
                                                                                                                 1,193,336

Packaging and Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              115,500
             35,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                              25,900
             20,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           18,485
            150,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    140,102
            110,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              111,375
             40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       40,800
                                                                                                            --------------
                                                                                                                   452,162

Paper and Forest Products (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            155,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                                  93,775
             10,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                           9,642
             80,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                         76,200
            120,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                       121,800
            155,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                             93,000
            170,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          146,200
             30,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               28,575
            210,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  203,700
            100,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                  100,750
             60,000  Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                                 58,500
                                                                                                            --------------
                                                                                                                   932,142

Pharmaceuticals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Biovail Corp. International sr. notes 10 7/8s, 2005                                            41,400
            115,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         112,987
             70,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                          64,925
                                                                                                            --------------
                                                                                                                   219,312

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 18,900

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Affinity Group Holdings sr. notes 11s, 2007                                                   141,000
             60,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                                58,050
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                             168,300
             60,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      55,800
             32,799  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      30,503
             40,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                      39,800
                                                                                                            --------------
                                                                                                                   493,453

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                        9,750
             30,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                       25,800
            160,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                      83,200
                                                                                                            --------------
                                                                                                                   118,750

REITs (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                    189,314

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                             92,700
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            89,000
                                                                                                            --------------
                                                                                                                   181,700

Retail (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                    38,000
            115,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    108,100
            250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    257,500
             75,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     62,063
            160,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 153,600
             20,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                      18,400
            110,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     109,450
                                                                                                            --------------
                                                                                                                   747,113

Satellite Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                     325,050
            115,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                     123,625
                                                                                                            --------------
                                                                                                                   448,675

Semiconductors (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                           97,500
             48,386  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               47,176
             55,517  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                          54,128
            140,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    136,150
             90,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              81,900
                                                                                                            --------------
                                                                                                                   416,854

Shipping (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         36,000
            105,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                               107,100
                                                                                                            --------------
                                                                                                                   143,100

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                       97,650

Steel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                    238,750
             40,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                             40,000
             80,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                            79,600
                                                                                                            --------------
                                                                                                                   358,350

Telecommunications (6.2%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      51,200
             80,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                             80,000
             60,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                       59,700
             50,000  CapRock Communications Corp. 144A sr. notes 11 1/2s, 2009                                      49,500
            100,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01),
                       2006 (United Kingdom) (STP)                                                                  82,000
             90,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                        87,300
            305,000  Covad Communications Group, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                               163,175
            240,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  136,800
             65,000  Esprit Teleom Group PLC sr. notes 11 1/2s,
                       2007 (United Kingdom)                                                                        67,600
             30,000  Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                       30,450
            420,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             222,600
            200,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              112,000
            470,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                  470,000
             45,000  Globe Telecom 144A sr. notes 13s, 2009 (Philippines)                                           46,350
            140,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                 147,000
            250,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       213,125
            220,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         127,600
             30,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                           31,200
             70,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     58,450
            130,800  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               136,032
             60,000  Hyperion Telecommunications Inc. sr. sub. notes 12s, 2007                                      60,000
            150,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     133,125
            755,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                422,800
            205,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                               143,500
            140,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  124,250
            490,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       439,775
            220,000  IPC Information Systems Inc. sr. disc. notes zero %
                       (10 7/8s, 11/01/01), 2008 (STP)                                                             167,200
            500,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       252,500
             10,000  KMC Telecommunications 144A sr. notes 13 1/2s, 2009                                             9,875
            255,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             148,538
             65,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  67,438
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           48,125
             40,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                     37,300
            100,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                       86,000
            200,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          164,500
             20,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               12,700
             40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                                34,400
            150,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         154,500
            100,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                      106,250
            210,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         212,100
            160,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          86,400
            145,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         113,381
            195,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                                98,475
            159,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       162,180
             70,000  RSL Communications PLC 144A company guaranty 10 1/2s,
                       2008 (United Kingdom)                                                                        63,700
             40,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         34,400
             65,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                                51,025
             90,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        76,500
             60,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 57,000
             55,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         33,000
            210,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               213,150
            280,000  United Pan-Europe N.V. 144A stepped-coupon zero %
                       (12 1/2s, 2004), 2009 (Netherlands) (STP)                                                   156,800
            130,000  United Pan-Europe N.V. 144A unit 10 7/8s,
                       2009 (Netherlands)                                                                          130,325
             40,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    40,000
             90,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    90,000
            120,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                               73,200
            220,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          215,600
            160,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                            191,200
                                                                                                            --------------
                                                                                                                 7,083,294

Telephone Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                        82,550
             40,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               43,200
            250,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     217,500
             90,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                          78,300
            170,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                        91,800
            190,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                121,600
            175,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 98,000
             65,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                        56,550
            140,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               124,600
            105,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                                76,650
             71,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         75,260
            250,000  Level 3 Communications Corp. sr. notes 9 1/8s, 2008                                           231,250
             20,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                      10,000
             45,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                     29,250
            250,000  Primus Telecommunications Group, Inc. sr. notes 11 3/4s, 2004                                 245,000
             30,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (Colombia) (STP)                                                   19,800
             45,000  Transtel pass-through certificates 12 1/2s, 2007                                               22,050
             60,000  US Xchange LLC sr. notes 15s, 2008                                                             59,100
                                                                                                            --------------
                                                                                                                 1,682,460

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            245,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                   208,250
            120,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               57,600
             70,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          66,500
             40,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      37,600
                                                                                                            --------------
                                                                                                                   369,950

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  58,200

Wireless Communications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                       27,600
            100,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          78,750
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      21,450
            110,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon
                       zero %, (11 5/8s, 4/15/04), 2009 (STP)                                                       64,075
                                                                                                            --------------
                                                                                                                   191,875
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $42,116,680)                                     $   37,730,103

CONVERTIBLE PREFERRED STOCKS (13.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Apparel (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Designer Finance $3.00 cv. cum. pfd.                                                   $      790,625

Automobiles (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                         1,075,000

Broadcasting (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                               1,093,750

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Txi Capital Trust I $2.75 cv. pfd.                                                            515,625

Building Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             12,500  Owens Corning Capital LLC $3.25 cv. cum. pfd.                                                 548,438

Electronic Components (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                       531,250

Engineering (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Evi, Inc. $2.50 cv. cum. pfd.                                                               1,925,000

Financial Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Suiza Capital Trust II $2.75 cv. pfd.                                                         480,000
              9,000  USX Capital Trust I $3.375 cv. cum. pfd.                                                      382,500
                                                                                                            --------------
                                                                                                                   862,500

Information Systems (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Vanstar Financial Trust Corp. $3.375 cv. cum. pfd.                                          1,140,000

Medical Supplies and Devices (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                     1,450,000

Metals and Mining (1.6%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Cyprus Amax Minerals Co. Ser. A, $4.00 cv. cum. pfd.                                          471,250
             50,000  Freeport-McMoRan Copper Co., Inc. $1.75 cv. cum. pfd.                                         893,750
             20,000  Titanium Metals Corp. $3.313 cv. pfd.                                                         440,000
                                                                                                            --------------
                                                                                                                 1,805,000

Oil and Gas (1.8%)
--------------------------------------------------------------------------------------------------------------------------
                590  Chesapeake Energy Corp. $3.50 cv. cum. pfd.                                                    16,963
             45,000  Lomack Financing Trust 144A $2.875 cv. cum. pfd.                                            1,175,625
             10,000  Tosco Financing Trust $2.875 cv. pfd.                                                         451,250
              7,000  Unocal Capital Trust $3.125 cv. cum. pfd.                                                     399,874
                 87  XCL Ltd 144A Ser. A, 9.50% cv. cum. pfd.                                                          261
                                                                                                            --------------
                                                                                                                 2,043,973

Telephone Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Intermedia Communications, Inc. Ser. F, $1.75 cv. cum. pfd.                                 1,081,250
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $15,612,562)                                  $   14,862,411

PREFERRED STOCKS (2.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                294  21st Century Telecom Group 144A 13.75% cum. pfd. (PIK)                                 $      147,000
              2,745  AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                          38,430
                758  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                              87,170
              1,033  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  119,828
              3,115  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 169,768
                839  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                          95,227
                 67  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                             61,640
              3,414  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            361,884
                110  Dobson Communications 13.00% pfd. (PIK)                                                       105,600
                105  Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                             92,400
              4,700  Fitzgeralds Gaming $3.75 cum. pfd.                                                              9,400
                130  Fresenius Medical Capital Trust I company guaranty Ser. D,
                       9.00% pfd. (Germany)                                                                        128,050
                140  Fresenius Medical Capital Trust II company guaranty,
                       7.875% pfd. (Germany)                                                                       129,150
                186  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            174,840
                213  IXC Communications, Inc. 12.50% cum. pfd. (PIK)                                               219,390
              2,364  Lady Luck Gaming Corp. $11.25 pfd.                                                             99,288
                 93  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                     98,580
                 10  NEXTEL Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                          9,850
              3,753  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      187,650
                400  Packaging Corp. America 144A $12.375 pfd. (PIK)                                                43,600
                 20  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            192,000
                 83  R& B Falcon Corp. 13.875% cum. pfd                                                             78,020
                148  Spanish Broadcasting Systems 14.25% cum. pfd.                                                 162,800
                165  WinStar Communications, Inc. 144A 14.25% cum. pfd.                                            138,600
                                                                                                            --------------
                     Total Preferred Stocks (cost $3,265,230)                                               $    2,950,165

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $        1,000
              1,200  AMFM, Inc. (NON)                                                                               59,100
             35,772  A.P. Celcaribe S.A. 144A (Colombia) (NON)                                                      44,715
             12,348  Celcaribe 144A (Colombia) (NON)                                                                 6,174
              8,120  CellNet Data Systems, Inc. (NON)                                                               56,586
              9,047  Fitzgerald Gaming Corp. (NON)                                                                   4,524
              1,213  Hedstrom Holdings, Inc. 144A (NON)                                                              1,213
              1,885  IFINT Diversified Holdings 144A (NON)                                                           3,770
                554  Intermedia Communications, Inc. (NON)                                                          14,404
              2,391  Lady Luck Gaming Corp. (NON)                                                                   16,885
                 73  Mothers Work, Inc. (NON)                                                                        1,022
                590  NEXTEL Communications, Inc. Class A (NON)                                                      34,109
                 55  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     1
                144  Premium Holdings (L.P.) 144A (NON)                                                                575
             33,430  PSF Holdings LLC Class A (NON)                                                                409,518
                 44  Spanish Broadcasting System, Inc. (NON)                                                        28,600
              3,750  Specialty Foods Acquisition Corp. (NON)                                                           188
                795  Viatel, Inc. (NON)                                                                             30,757
                162  WinStar Communications. Inc. (NON)                                                              8,232
                                                                                                            --------------
                     Total Common Stocks (cost $1,332,349)                                                  $      721,373

WARRANTS (0.3%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  21st Century Telecom Group 144A                                            2/15/10     $        5,000
                 80  Bestel S.A. (Mexico)                                                       5/15/05              2,400
                 80  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              4,400
                721  Cellnet Data Systems, Inc.                                                 9/15/07             18,025
                 90  Club Regina, Inc. 144A                                                     12/1/04                 90
                100  Colt Telecommunications Group PLC                                          12/31/06            37,500
                500  Comunicacion Cellular 144A (Colombia)                                      11/15/03            27,500
              1,417  Conecel Holdings 144A (Ecuador)                                            10/1/00                142
                210  Decrane Holdings                                                           9/30/08                  0
                195  Diva Systems Corp.                                                         5/15/06             35,100
              1,053  Diva Systems Corp.                                                         3/8/08               8,424
              2,075  DTI Holdings Inc.                                                          3/1/08                  21
                 80  Epic Resorts                                                               6/15/05                  1
                 95  Esat Holdings, Inc. (Ireland)                                              2/1/07               6,650
                420  Firstworld Communication                                                   4/15/08             29,400
                250  Hyperion Telecommunications 144A                                           4/15/01             19,875
                 90  Insilco Holding Co.                                                        8/15/08                  0
              1,617  Intelcom Group                                                             10/15/05            29,915
                220  Interact Systems, Inc.                                                     8/1/03                   2
                250  Intermedia Communications                                                  6/1/00              22,500
                105  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  1
                175  Iridium World Com 144A                                                     7/15/05                 22
                210  KMC Telecom Holdings, Inc.                                                 4/15/08                630
                245  Knology Holdings, Inc. 144A                                                10/15/07               613
                 20  Long Distance International, Inc. 144A                                     4/15/08                 40
                160  McCaw International Ltd.                                                   4/15/07                680
                 90  Mediq Inc. 144A                                                            6/1/09                   1
                135  MGC Communications, Inc. 144A                                              10/1/04             12,083
                 45  Onepoint Communications, Inc.                                              6/1/08                  45
                100  Orbital Imaging Corp. 144A                                                 3/1/05               2,000
                160  Pathnet, Inc. 144A                                                         4/15/08              1,600
                 80  R& B Falcon Corp. 144A                                                     5/1/09              12,800
                 90  Startec Global Communications Corp.                                        5/15/08                 90
                 75  Sterling Chemicals Holdings                                                8/15/08              1,125
                 55  Telehub Communications Corp.                                               7/31/05              1,650
                520  UIH Australia/Pacific, Inc. 144A                                           5/15/06             15,600
                130  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             20,800
                 21  Wright Medical Technology, Inc. 144A                                       6/30/03                  0
                                                                                                            --------------
                     Total Warrants (cost $168,772)                                                         $      316,725

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON) (PIK)                  $           25
                120  Carrier International 144A units 13 1/4s, 2009 (Switzerland)                                  122,400
                210  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                 76,650
                628  XCL Ltd. 144A units 9.50% cv. cum. pfd. (PIK)                                                   1,884
                                                                                                            --------------
                     Total Units (cost $610,027)                                                            $      200,959

SHORT-TERM INVESTMENTS (2.6%) (a) (cost $2,976,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $2,976,000  Interest in $469,282,000 joint repurchase agreement dated
                       August 31, 1999 with Salomon Smith Barney due
                       September 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,976,446 for an effective
                       yield of 5.40%                                                                       $    2,976,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $121,333,427) (b)                                              $  111,824,557
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $113,575,544.

  (b) The aggregate identified cost on a tax basis is $121,826,672, resulting in gross unrealized appreciation and depreciation of $2,979,856 and $12,981,971, respectively, or net unrealized depreciation of $10,002,115.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at August 31, 1999, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $121,333,427) (Note 1)                                            $111,824,557
-----------------------------------------------------------------------------------------------
Cash                                                                                        440
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,973,642
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,036,078
-----------------------------------------------------------------------------------------------
Total assets                                                                        114,834,717

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   963,649
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                          9,761
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            223,005
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               33,781
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            14,035
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,099
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   13,843
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,259,173
-----------------------------------------------------------------------------------------------
Net assets                                                                         $113,575,544

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $128,158,348
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,736,704
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (6,810,638)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (9,508,870)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $113,575,544

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($113,575,544 divided by 13,648,608 shares)                     $8.32
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $4,905)                                      $10,988,863
-----------------------------------------------------------------------------------------------
Dividends                                                                             1,460,109
-----------------------------------------------------------------------------------------------
Total investment income                                                              12,448,972

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        863,467
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          224,353
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        12,609
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,569
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  24,106
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 67,343
-----------------------------------------------------------------------------------------------
Legal                                                                                    14,377
-----------------------------------------------------------------------------------------------
Postage                                                                                  18,408
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    26,769
-----------------------------------------------------------------------------------------------
Other                                                                                    19,468
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,277,544
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (16,344)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,261,200
-----------------------------------------------------------------------------------------------
Net investment income                                                                11,187,772
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (6,660,169)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                            2,151,231
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (4,508,938)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $ 6,678,834
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 11,187,772    $ 12,156,729
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (6,660,169)      4,881,112
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                        2,151,231     (21,079,788)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                             6,678,834      (4,041,947)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
    From net investment income                                                      (11,015,483)    (11,465,083)
    From net realized gain on investments                                            (2,461,525)     (5,135,583)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                              1,180,572       1,435,825
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                         (5,617,602)    (19,206,788)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   119,193,146     138,399,934
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $1,736,704 and $1,302,503, respectively)                                 $113,575,544    $119,193,146
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                              13,515,511      13,377,770
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                        133,097         137,741
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                                    13,648,608      13,515,511
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                          Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $8.82           $10.35            $9.48            $9.49            $9.13
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .82              .90              .86              .88              .79
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.33)           (1.20)             .92             (.04)             .42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .49             (.30)            1.78              .84             1.21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.81)            (.85)            (.85)            (.85)            (.85)
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                                 (.18)            (.38)            (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.99)           (1.23)            (.91)            (.85)            (.85)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.32            $8.82           $10.35            $9.48            $9.49
------------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                                      $8.813           $8.937          $10.562          $10.125          $10.000
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market price (%)(a)                                  9.93            (4.74)           14.29            10.63            12.60
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $113,576         $119,193         $138,400         $125,864         $124,911
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.11             1.13             1.03             1.06             1.00
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            9.72             9.01             8.80             9.19             8.73
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              78.62            59.13            58.88            56.82            61.19
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).



Notes to financial statements
August 31, 1999

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes (including convertible bonds and notes); such investments are stated at fair value on the basis of valuations furnished by a pricing service or brokers, approved by the Trustees, which determine valuations for normal, institutional- size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon securities in excess of market value is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1999, the fund had a capital loss carryover of approximately $6,120,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of post-October loss deferrals, nontaxable dividends, dividends payable, defaulted bond interest, market discount, interest on payment-in-kind securities, capital loss carryover and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1999, the fund reclassified $261,912 to increase undistributed net investment income and $156,208 to decrease paid-in-capital, with an increase to accumulated net realized losses of $105,704. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1999, fund expenses were reduced by $16,344 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $632 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the year ended August 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $87,322,058 and $92,765,822, respectively. There were no purchases and sales of U.S. government obligations.


Federal tax information
(Unaudited)

The fund has designated 12.69% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Results of June 3, 1999 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on June 3, 1999. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                          Votes
                               Votes for                 withheld

Jameson Adkins Baxter         11,696,308                  135,375
Hans H. Estin                 11,684,176                  147,507
John A. Hill                  11,705,600                  126,083
Ronald J. Jackson             11,704,433                  127,250
Paul L. Joskow                11,690,212                  141,471
Elizabeth T. Kennan           11,684,587                  147,096
Lawrence J. Lasser            11,702,931                  128,752
John H. Mullin III            11,699,409                  132,274
Robert E. Patterson           11,703,298                  128,385
William F. Pounds             11,681,176                  150,507
George Putnam                 11,685,309                  146,374
George Putnam, III            11,687,626                  144,057
A.J.C. Smith                  11,703,946                  127,737
W. Thomas Stephens            11,691,560                  140,123
W. Nicholas Thorndike         11,689,227                  142,456

A proposal to ratify the selection of PricewaterhouseCoopers LLP as the independent auditors of your fund was approved as follows: 11,679,342 votes for, and 50,733 votes against, with 101,608 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Forrest N. Fontana
Vice President and Fund Manager

Kevin Rogers
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site www.putnaminv.com. any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


55082 10/99